Aggregate Minimum Rental Commitments Under Non-cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Years Ending December 31,
2012	$ 11,749
2013	11,036
2014	10,453
2015	7,664
2016	7,201
Thereafter	19,537
Operating Leases, Future Minimum Payments Due, Total	$ 67,640